Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Income tax expense is comprised of the following:
Current	-	-	-	-
Deferred	-	-	-	-
Total income tax expenses	-	-	-	-

Schedule of reconciliation between of the statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Loss before tax	(1,087,171)	(1,085,767)	(1,508,604)	(1,109,023)

Statutory tax rate	(17.1)%	(16.7)%	(16.7)%	(16.7)%
Reconciling items:
Non-deductible expenses	0.6%	0.7%	0.5%	0.5%
Income not subject to tax	(0.8)%	(0.8)%	(1.9)%	(1.9)%
Deferred tax assets on temporary differences not recognized	17.3%	16.8%	18.1%	18.1%
Effective tax rate	-	-	-	-

Schedule of deferred tax

Significant components of deferred tax were as follows:

	Years Ended December 31,
	2023	2024	2024
	S$	S$	US$

Net operating loss carried forward	3,000,518	4,561,053	3,352,976
Deferred tax assets, gross	501,239	753,680	554,054
Valuation allowance	(501,239)	(753,680)	(554,054)
Deferred tax assets, net of valuation allowance	-	-	-